PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
5.	PROPERTY AND EQUIPMENT, NET

	December 31,
	2022	2021

Cost
Buildings	$2,301,644	$2,306,889
Furniture, fixtures and equipment	286,436	224,826
Leasehold improvements	110,981	106,200
Motor vehicles	2,596	2,599
Construction in progress	1,079,112	721,471

Sub-total	3,780,769	3,361,985
Less: accumulated depreciation and amortization	(912,705)	(805,945)

Property and equipment, net	$2,868,064	$2,556,040

As of December 31, 2022 and 2021, construction in progress, in relation to Studio City, included interest capitalized in accordance with applicable accounting standards and other direct incidental costs capitalized which, in the aggregate, amounted to $131,854 and $67,974, respectively
.

The depreciation and amortization expenses of property and equipment recognized for the years ended December 31, 2022, 2021 and 2020 were $113,028, $111,335 and $139,891, respectively.
The Reversion Assets

that
 reverted to the Macau government at the expiration of the subconcession are owned by the Macau government. Effective as of January 1, 2023, the Reversion Assets were transferred to Melco Resorts Macau for the duration of the Concession, in return for annual payments for the right to operate the Reversion Assets as part of the Concession
as disclosed in
Note 1(c).
 Part of these Reversion Assets that reverted to the Macau government on December 31, 2022, and included in the above table, consisted of the cost and accumulated depreciation of buildings as of December 31, 2022 of $144,824 and $41,976, respectively.
As Melco Resorts Macau and Studio City Developments will continue to operate the Reversion Assets in the same manner as under the previous subconcession, obtain substantially all of the economic benefits and bear all of the risks arising from the use of these assets, as well as assuming Melco Resorts Macau will be successful in the awarding of a new concession upon expiry of the Concession, Melco Resorts Macau and Studio City Developments will continue to recognize these Reversion Assets as property and equipment over their remaining estimated useful lives.